Offerings	May 07, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Shares, par value $1.00 per share
Offering Note

(1)	Represents securities of RenaissanceRe Holdings Ltd. (“RenaissanceRe”) unless otherwise noted. These offered securities may be sold separately, together or as units with other offered securities.

(2)
Such indeterminate number or amount of common shares, preference shares, depositary shares, debt securities, warrants, share purchase contracts and share purchase units of RenaissanceRe and debt securities of RenaissanceRe Finance as may from time to time be issued at indeterminate prices, in U.S. Dollars or the equivalent thereof denominated in foreign currencies or units of two or more foreign currencies or composite currencies (such as European Currency Units or Euros).

(3)	Not applicable pursuant to Form S-3 General Instruction II (E).

(4)	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all registration fees.

(5)
Also includes such presently indeterminate number of common shares as may be issued by RenaissanceRe (a) upon conversion of or exchange for any debt securities or preference shares that provide for conversion or exchange into common shares, (b) upon exercise of warrants to purchase common shares or (c) pursuant to share purchase contracts.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preference Shares, par value $1.00 per share
Offering Note

(1)	Represents securities of RenaissanceRe Holdings Ltd. (“RenaissanceRe”) unless otherwise noted. These offered securities may be sold separately, together or as units with other offered securities.

(2)
Such indeterminate number or amount of common shares, preference shares, depositary shares, debt securities, warrants, share purchase contracts and share purchase units of RenaissanceRe and debt securities of RenaissanceRe Finance as may from time to time be issued at indeterminate prices, in U.S. Dollars or the equivalent thereof denominated in foreign currencies or units of two or more foreign currencies or composite currencies (such as European Currency Units or Euros).

(3)	Not applicable pursuant to Form S-3 General Instruction II (E).

(4)	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all registration fees.

(6)
Also includes such presently indeterminate number of preference shares as may be issued by RenaissanceRe upon (a) conversion of or exchange for any debt securities that provide for conversion or exchange into preference shares, (b) upon exercise of warrants to purchase preference shares or (c) pursuant to share purchase contracts.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares
Offering Note

(1)	Represents securities of RenaissanceRe Holdings Ltd. (“RenaissanceRe”) unless otherwise noted. These offered securities may be sold separately, together or as units with other offered securities.

(2)
Such indeterminate number or amount of common shares, preference shares, depositary shares, debt securities, warrants, share purchase contracts and share purchase units of RenaissanceRe and debt securities of RenaissanceRe Finance as may from time to time be issued at indeterminate prices, in U.S. Dollars or the equivalent thereof denominated in foreign currencies or units of two or more foreign currencies or composite currencies (such as European Currency Units or Euros).

(3)	Not applicable pursuant to Form S-3 General Instruction II (E).

(4)	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all registration fees.

(7)	To be represented by depositary receipts representing an interest in all or a specified portion of a common share or preference share.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note

(1)	Represents securities of RenaissanceRe Holdings Ltd. (“RenaissanceRe”) unless otherwise noted. These offered securities may be sold separately, together or as units with other offered securities.

(2)
Such indeterminate number or amount of common shares, preference shares, depositary shares, debt securities, warrants, share purchase contracts and share purchase units of RenaissanceRe and debt securities of RenaissanceRe Finance as may from time to time be issued at indeterminate prices, in U.S. Dollars or the equivalent thereof denominated in foreign currencies or units of two or more foreign currencies or composite currencies (such as European Currency Units or Euros).

(3)	Not applicable pursuant to Form S-3 General Instruction II (E).

(4)	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all registration fees.

(8)	Subject to Note (2), such indeterminate principal amount of debt securities (which may be senior, subordinated or junior subordinated).

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Guarantees of Debt Securities
Offering Note

(1)	Represents securities of RenaissanceRe Holdings Ltd. (“RenaissanceRe”) unless otherwise noted. These offered securities may be sold separately, together or as units with other offered securities.

(2)
Such indeterminate number or amount of common shares, preference shares, depositary shares, debt securities, warrants, share purchase contracts and share purchase units of RenaissanceRe and debt securities of RenaissanceRe Finance as may from time to time be issued at indeterminate prices, in U.S. Dollars or the equivalent thereof denominated in foreign currencies or units of two or more foreign currencies or composite currencies (such as European Currency Units or Euros).

(3)	Not applicable pursuant to Form S-3 General Instruction II (E).

(4)	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all registration fees.

(9)	No separate consideration will be received with respect to the guarantees of the debt securities.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants to Purchase Common Shares
Offering Note

(1)	Represents securities of RenaissanceRe Holdings Ltd. (“RenaissanceRe”) unless otherwise noted. These offered securities may be sold separately, together or as units with other offered securities.

(2)
Such indeterminate number or amount of common shares, preference shares, depositary shares, debt securities, warrants, share purchase contracts and share purchase units of RenaissanceRe and debt securities of RenaissanceRe Finance as may from time to time be issued at indeterminate prices, in U.S. Dollars or the equivalent thereof denominated in foreign currencies or units of two or more foreign currencies or composite currencies (such as European Currency Units or Euros).

(3)	Not applicable pursuant to Form S-3 General Instruction II (E).

(4)	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all registration fees.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants to Purchase Preference Shares
Offering Note

(1)	Represents securities of RenaissanceRe Holdings Ltd. (“RenaissanceRe”) unless otherwise noted. These offered securities may be sold separately, together or as units with other offered securities.

(2)
Such indeterminate number or amount of common shares, preference shares, depositary shares, debt securities, warrants, share purchase contracts and share purchase units of RenaissanceRe and debt securities of RenaissanceRe Finance as may from time to time be issued at indeterminate prices, in U.S. Dollars or the equivalent thereof denominated in foreign currencies or units of two or more foreign currencies or composite currencies (such as European Currency Units or Euros).

(3)	Not applicable pursuant to Form S-3 General Instruction II (E).

(4)	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all registration fees.

Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants to Purchase Debt Securities
Offering Note

(1)	Represents securities of RenaissanceRe Holdings Ltd. (“RenaissanceRe”) unless otherwise noted. These offered securities may be sold separately, together or as units with other offered securities.

(2)
Such indeterminate number or amount of common shares, preference shares, depositary shares, debt securities, warrants, share purchase contracts and share purchase units of RenaissanceRe and debt securities of RenaissanceRe Finance as may from time to time be issued at indeterminate prices, in U.S. Dollars or the equivalent thereof denominated in foreign currencies or units of two or more foreign currencies or composite currencies (such as European Currency Units or Euros).

(3)	Not applicable pursuant to Form S-3 General Instruction II (E).

(4)	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all registration fees.

Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Share Purchase Contracts
Offering Note

(1)	Represents securities of RenaissanceRe Holdings Ltd. (“RenaissanceRe”) unless otherwise noted. These offered securities may be sold separately, together or as units with other offered securities.

(2)
Such indeterminate number or amount of common shares, preference shares, depositary shares, debt securities, warrants, share purchase contracts and share purchase units of RenaissanceRe and debt securities of RenaissanceRe Finance as may from time to time be issued at indeterminate prices, in U.S. Dollars or the equivalent thereof denominated in foreign currencies or units of two or more foreign currencies or composite currencies (such as European Currency Units or Euros).

(3)	Not applicable pursuant to Form S-3 General Instruction II (E).

(4)	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all registration fees.

Offering: 10
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Share Purchase Units
Offering Note

(1)	Represents securities of RenaissanceRe Holdings Ltd. (“RenaissanceRe”) unless otherwise noted. These offered securities may be sold separately, together or as units with other offered securities.

(2)
Such indeterminate number or amount of common shares, preference shares, depositary shares, debt securities, warrants, share purchase contracts and share purchase units of RenaissanceRe and debt securities of RenaissanceRe Finance as may from time to time be issued at indeterminate prices, in U.S. Dollars or the equivalent thereof denominated in foreign currencies or units of two or more foreign currencies or composite currencies (such as European Currency Units or Euros).

(3)	Not applicable pursuant to Form S-3 General Instruction II (E).

(4)	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all registration fees.

Offering: 11
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Offering Note

(1)	Represents securities of RenaissanceRe Holdings Ltd. (“RenaissanceRe”) unless otherwise noted. These offered securities may be sold separately, together or as units with other offered securities.

(2)
Such indeterminate number or amount of common shares, preference shares, depositary shares, debt securities, warrants, share purchase contracts and share purchase units of RenaissanceRe and debt securities of RenaissanceRe Finance as may from time to time be issued at indeterminate prices, in U.S. Dollars or the equivalent thereof denominated in foreign currencies or units of two or more foreign currencies or composite currencies (such as European Currency Units or Euros).

(3)	Not applicable pursuant to Form S-3 General Instruction II (E).

(4)	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all registration fees.

(10)	There are being registered hereby such indeterminate number of Units as may be issued at indeterminate prices. Units may consist of any combination of the securities being registered hereby.

Offering: 12
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of RenaissanceRe Finance Inc. ("RenaissanceRe Finance")
Offering Note

(1)	Represents securities of RenaissanceRe Holdings Ltd. (“RenaissanceRe”) unless otherwise noted. These offered securities may be sold separately, together or as units with other offered securities.

(2)
Such indeterminate number or amount of common shares, preference shares, depositary shares, debt securities, warrants, share purchase contracts and share purchase units of RenaissanceRe and debt securities of RenaissanceRe Finance as may from time to time be issued at indeterminate prices, in U.S. Dollars or the equivalent thereof denominated in foreign currencies or units of two or more foreign currencies or composite currencies (such as European Currency Units or Euros).

(3)	Not applicable pursuant to Form S-3 General Instruction II (E).

(4)	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all registration fees.

(11)	Subject to Note (2), such indeterminate principal amount of debt securities (which may be senior, subordinated or junior subordinated).

Offering: 13
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities of RenaissanceRe Finance
Offering Note

(1)	Represents securities of RenaissanceRe Holdings Ltd. (“RenaissanceRe”) unless otherwise noted. These offered securities may be sold separately, together or as units with other offered securities.

(2)
Such indeterminate number or amount of common shares, preference shares, depositary shares, debt securities, warrants, share purchase contracts and share purchase units of RenaissanceRe and debt securities of RenaissanceRe Finance as may from time to time be issued at indeterminate prices, in U.S. Dollars or the equivalent thereof denominated in foreign currencies or units of two or more foreign currencies or composite currencies (such as European Currency Units or Euros).

(3)	Not applicable pursuant to Form S-3 General Instruction II (E).

(4)	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all registration fees.

(12)	No separate consideration will be received for the guarantees of the debt securities issued by RenaissanceRe Finance.